NON-WHOLLY OWNED SUBSIDIARIES - Composition of Accumulated NCI (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Non-controlling interests	$ 3,712	$ 1,652
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Non-controlling interests	$ 3,712	$ 1,652	$ 1,479